Business Combination and Deferred and Contingent Considerations on Acquisitions - Schedule of Deferred and Contingent Consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred and Contingent Consideration [Abstract]
Balance beginning	R$ 277,183	R$ 232,077	R$ 234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	1,442		5,000
Payments	(45,535)	(7,985)	(6,215)
Deferred and contingent consideration converted to equity			(39,502)
Contingent consideration adjustment			13,212
Interest	44,258	53,091	24,626
Balance ending	R$ 277,348	R$ 277,183	R$ 232,077